COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF CONTRACTUAL OBLIGATIONS

The following table sets forth the Company’s contractual obligations as of December 31, 2024. The amounts are gross and undiscounted and include contractual interest payments.

	Payment Due by Period
	Total	Less than 1 year	1-3 years	3-5 years

Bank borrowing	$5,586,360	2,771,498	2,814,862	-
Payments of leaseback	1,512,566	1,242,154	270,412	-
Operating and financing lease commitments	61,147	61,147	-	-
Related party loans	2,162,876	2,162,876	-	-
Loans from third parties	121,375	121,375
Total	$9,444,324	6,359,050	3,085,274	-